Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

May 3, 2010

Stephani Bouvet
Securities and Exchange Commission
Mail Stop 4561
100 F Street NE
Washington, D.C. 20549

Re:   PMX Communities, Inc.
	Post-Effective Amendment No. 2 to
      Form S-1
      Filed March 3, 2010
      File Number 333-161699

Dear Ms. Jacobs:

In response to your letter dated April 13, 2010, please note the following:

Post-Effective Amendment No. 2 to Registration Statement on Form S-1

Plan of Distribution and Selling Security Holders, page 17
1. We note from the table of selling shareholders on page 18 that OTC Business Solutions, an entity controlled by Michael C. Hiler, the chief executive officer and director of your company, is selling five million shares of your common stock in this offering. Please provide us with your analysis as to whether OTC Business Solutions, as selling shareholder, is an underwriter selling on behalf of the issuer. Refer to Question 612.09 of our Compliance and Disclosure Interpretations, available on our website at http://www.sec.gopv/divisions/corpfin/guidance/securitiesactrules-interps.htm.

The table of selling shareholders has been revised to correctly reflect the prior sale of 4,000,000 common shares by OTC Business Solutions. As a result, OTC Business Solutions is only selling 1,000,000 common shares, only 1.87% of the outstanding common shares of the registrant. OTC Business Solutions received the common shares for consulting services provided to the registrant. OTC Business Solutions shall receive the proceeds from the sale of the common shares, is not in the business of underwriting securities and is not acting as a conduit for the issuer.

Business Experience of Officers, Directors and Significant Employees, page 32
2. Please note that the scope of the recent adoption of SEC Release No. 33-9089A is greater than your response to prior comment 5 appears to suggest, as its applicability extends beyond matters that have been submitted to a vote by security holders. As examples, Item 401(e)(2) requires disclosure of any directorships held by each director during the past five years in publicly traded companies, and Item 401(f) requires disclosure of certain legal proceedings during the past ten years that are material to an evaluation of the ability or integrity of any director or executive officer of the registrant. As such, please update your disclosure accordingly in response to the recent adoption.

The disclosure has been updated to disclose the personal bankruptcy of Michael McCauley. Additionally, the fact that Mr.
Hiler was an executive officer of a public company has been disclosed.

Summary Compensation Table, page 32
3. We note that Mr. Hiler received $60,000 as other compensation in the fiscal year 2009. Please identify and provide a narrative description of the compensation that resulted in this $60,000. Also, explain why each type of compensation included in this $60,000 amount could not be properly reported in the other columns of the summary compensation table. Refer to Item 402(n)(2)(ix) and (o)(7) of Regulation S-K.

The following narrative has been added:

(1)On February 1, 2009, PMX Communities entered into a consulting agreement with OTC Business Solutions, then an unaffiliated company. As of February 23, 2010, Michael C. Hiler, its owner, became an officer and director of PMX Communities. OTC Business Solutions was issued 5,000,000 common shares for services rendered and to be rendered to PMX Communities. Additionally, OTC Business Solutions received a cash payment of $60,000.

Form 10-K for the Fiscal Year Ended December 31, 2009
General
4. On the cover page of your Form 10-K, you indicate that you have registered shares of common stock pursuant to Section 12(g) of the Exchange Act; however, we are unable to locate a class of securities registered under the Exchange Act. Please revise or advise accordingly.

       The disclosure has been revised for accuracy.

5. It appears that your duty to file periodic reports has been automatically suspended pursuant to Section 15(d) of the Exchange Act, as we note from your disclosure on page 12 that, as of March 15, 2010, there were approximately 42 shareholders or record. Please provide us with your analysis as to your reporting obligations pursuant to Section 15(d) of the Exchange Act.

       The registrant is a voluntary filer.

Item 9A. Controls and Procedures, page 38
6. Please confirm, if true, that your disclosure controls and procedures, as defined by Exchange Act Rule 13a-15(e), were effective. In your future filings, please include either the entire definition of controls and procedures as set forth in Exchange Act Rule 13a-15(e) or reference the applicable provision of the Exchange Act where the definition can be located.

The disclosure has been revised to confirm that the controls and procedures were effective. Addition, the entire definition has been included and will be included in the future.

Item 15. Exhibits, Financial Statement Schedules, page 46
7. Please revise your exhibit list to indicate where the documents required to be filed as exhibits to your Form 10-K can be located. Refer to Item 601 of Regulation S-K. If you are incorporating by reference documents that have been previously filed, such as your articles of incorporation or by-laws, please note that Rule 12b-23(b) of the Exchange Act requires that the incorporated by reference materials be clearly identified by page, paragraph, and caption or otherwise; and, an express statement that the specified matter is incorporated by reference shall be made at the particular place in the report where the information is required.

The exhibit list has been revised.

Signatures
8. Your Form 10-K must be signed by your controller or principal accounting officer, in addition to your principal executive officer, principal financial officer, and at least the majority of the board of directors. See General Instruction D(2)(a) to Form 10-K. Please amend your Form 10-K to indicate that one of the officers who signed the Form 10-K on your behalf was your controller or principal accounting officer and principal financial officer. In future filings on Form 10-K, please identify in your signature blocks the person signing in each of the foregoing capacities.

The signature page has been amended.

Form 8-K filed April 7, 2010
9. We note that February 23, 2010 is listed as the earliest report date for your Form 8-K. However, it appears that the sales of unregistered securities reported under Item 3.02 in your filing may have been completed prior to February 23, 2010 and after you became subject to the periodic reporting requirements. Please advise or revise accordingly to reflect the earliest report date pursuant to Item
3.02 of Form 8-K.

The disclosure has been revised to include the earliest report date.

10. Please revise to include the date(s) and amount of securities sold for each transaction to unregistered sales of equity securities. Refer to Item 7.01(a) of Regulation S-K. Further, we are unable to locate the Form D that was not properly filed. Please file the Form D or advise accordingly.

The disclosure has been revised to include the date and amount of securities sold for each transaction.

Thank you for your time and consideration in this matter.


Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker